ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2025
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
17.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss by component, net of tax, are as follows:

	Unrealized fair value (loss)/gain on available- for-sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2023	(6,560)	(104,655)	(111,215)
Current year other comprehensive income (loss)	4,512	(1,297)	3,215
Balance as of December 31, 2023	(2,048)	(105,952)	(108,000)
Current year other comprehensive loss	(3,755)	(81,393)	(85,148)
Balance as of December 31, 2024	(5,803)	(187,345)	(193,148)
Current year other comprehensive income	15,058	173,266	188,324
Balance as of December 31, 2025	9,255	(14,079)	(4,824)